Statement of Changes in Net Assets Available for Benefits - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions to net assets attributed to:
Plan's interest in Master Trust net investment income	$ 313,055,000	$ 193,050,100
Interest income on notes receivable from participants	1,437,300	1,310,200
Contributions:
Participant contributions	97,359,900	94,972,400
Company contributions, net of forfeitures	56,077,700	55,268,700
Rollover contributions	9,831,700	12,137,600
Total contributions	163,269,300	162,378,700
Total additions	477,761,600	356,739,000
Deductions from net assets attributed to:
Benefits paid to participants	213,998,700	120,554,200
Administrative expenses	1,513,800	1,531,300
Total deductions	215,512,500	122,085,500
Net increase in net assets available for benefits	262,249,100	234,653,500
Beginning of year	1,900,696,600	1,666,043,100
End of year	$ 2,162,945,700	$ 1,900,696,600